Share Capital and Warrants	12 Months Ended
Dec. 31, 2024
Share Capital and Warrants
Share Capital and Warrants
20.	Share Capital and Warrants

Shares

Authorized: unlimited number of common shares, without par value

Issued and fully paid: 136,580,233 common shares

Employee share purchase plan

The Company offers an employee share purchase plan to its employees. Under the terms of the plan, the Company contributes an amount equal to 60% of the eligible employee’s contribution towards the acquisition of common shares from treasury on a quarterly basis. Under this plan, no employee shall acquire common shares which exceed 10% of the issued and outstanding common shares of the issuer at the time of the purchase of the common shares.

2024 Brokered private placement

On November 12, 2024, the Company completed a brokered private placement of units pursuant to which the Company issued an aggregate of 31,946,366 units of the Company at a price of US$1.80 per unit for aggregate gross proceeds of approximately US$57.5 million ($80.0 million), including the exercise in full of the options granted to the agents of the offering (the "2024 brokered private placement"). Each unit consists of one common share of the Company and one common share purchase warrant of the Company entitling the holder thereof to purchase one additional common share at a price of US$3.00 on or prior to October 1, 2029.

These warrants include an embedded derivative as they are exercisable in U.S. dollars and, therefore, fail the “fixed for fixed” requirements and, as a result, they are classified as a current liability on the consolidated statement of financial position and measured at fair value. Their fair value was estimated to US$27.6 million ($38.4 million) at issuance date using the Black-Scholes option pricing model based on the following assumptions and inputs:

Dividend per share	—
Expected volatility(i)	81%
Risk-free interest rate	4.3%
Expected life	4.9 years
Exercise price (USD)	$3.00
Share price (USD)	$1.58
(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.

In connection with the 2024 brokered private placement, the agents were paid a cash commission equal to 4.5% of the aggregate gross proceeds. Issuance costs allocated to common shares amounted to $2.1 million. For the year ended December 31, 2024, the Company recorded $2.0 million of issuance costs allocated to the warrants as other expense in the consolidated statement of loss.

2024 Non-brokered private placement

The Company completed a non-brokered private placement of units pursuant to which the Company issued an aggregate of 19,163,410 units of the Company at a price of US$1.80 per unit for aggregate gross proceeds of approximately US$34.5 million ($46.8 million), comprising (i) 13,426,589 units at a price of US$1.80 per unit for gross proceeds of approximately US$24.2 million ($32.6 million), which closed on October 1, 2024 and (ii) 5,736,821 units at a price of US$1.80 per unit for gross proceeds of approximately US$10.3 million ($14.2 million), which closed on October 11, 2024 (the "2024 non-brokered private placement"). Each unit consists of one common share of the Company and one common share purchase warrants of the Company entitling the holder of each common share purchase warrant to purchase one additional common share at a price of US$3.00 on or prior to October 1, 2029.

These warrants include an embedded derivative as they are exercisable in U.S. dollars and, therefore, fail the “fixed for fixed” requirements and, as a result, they are classified as a current liability on the consolidated statement of financial position and measured at fair value. Their aggregate fair value was estimated to US$24.6 million ($33.5 million) at issuance date using the Black-Scholes option pricing model based on the following weighted average assumptions and inputs:

Dividend per share	—
Expected volatility(i)	81%
Risk-free interest rate	3.7%
Expected life	5.0 years
Exercise price (USD)	$3.00
Share price (USD)	$2.13

(i)	The expected volatility is estimated by benchmarking with companies having businesses similar to Osisko Development. The historical volatility of the common share price of these companies was used for benchmarking back from the date of grant and for a period corresponding to the expected life of the warrants.

Issuance costs allocated to common shares amounted to $0.2 million. For the year ended December 31, 2024, the Company recorded $0.5 million of issuance costs allocated to the warrants as other expense in the consolidated statement of loss.

2023 Bought deal financing

On March 2, 2023, the Company completed a public offering on a bought deal basis issuing 7,841,850 units at a price of $6.60 per unit for aggregate gross proceeds of $51.8 million (the “Bought Deal Financing”). Each unit is comprised of one common share and one warrant, with each warrant entitling the holder to purchase one additional common share at a price of $8.55 per common share for a period of 3 years following the closing date of the Bought Deal Financing. The fair value of the warrants issued was evaluated using the residual method and were valued at $6.2 million. Issuance costs related to the Bought Deal Financing amounted to $3.4 million allocated against the common shares and warrants issued.

Participation agreement with Williams Lake First Nation

In 2023, the Company issued 60,000 common shares in accordance with the terms of a participation agreements with Williams Lake First Nation relating to the Company’s Cariboo Gold Project. The fair value of the common shares issued is calculated with reference to the share price of the Company’s common shares.

Warrants

The following table summarizes the Company’s movements for the warrants outstanding:

	2024		2023
		Weighted		Weighted
	Number of	average	Number of	average
	Warrants	exercise price	Warrants	exercise price
		$		$
Balance – Beginning of year	26,958,699	12.93	24,046,640	17.86
Issued – 2024 brokered private placement	31,946,366	4.17	—	—
Issued – 2024 non-brokered private placement	19,163,410	4.07	—	—
Issued – Bought deal financing	—	—	7,841,850	8.55
Warrants expired	—	—	(4,929,791)	30.00
Balance – End of year	78,068,475	7.17	26,958,699	12.93

The outstanding warrants have the following a maturity dates and exercise terms:

Placement	Maturity	Number of Warrants	Exercise Price(i)
2022 Brokered private placement(ii)	02-Mar-27	7,752,916		$14.75
2022 Non-brokered private placement(ii)	27-May-27	11,363,933	US$	10.70
2023 Bought deal financing	02-Mar-26	7,841,850		$8.55
2024 Non-brokered private placement	01-Oct-29	19,163,410	US$	3.00
2024 Brokered private placement	01-Oct-29	31,946,366	US$	3.00

(i)	Exercise price of warrants issued in connection with the 2022 non-brokered private placement and 2024 non-brokered and brokered private placements are in USD.
(ii)	On March 17, 2023, the Company received the required approvals to reduce the exercise price of the common share purchase warrants issued in 2022 under the brokered and non-brokered private placements. The exercise price to purchase one additional common share was reduced from $22.80 to $14.75 for the brokered private placement and from US$18.00 to US$10.70 for the non-brokered private placements. The increase in fair value of the amended share purchase warrants classified as equity instruments was estimated to $4.5 million and recorded directly in the Deficit, considering the fair value of the original warrants left at the date of the modification, using the Black-Scholes option pricing model based on the following assumptions:

Dividend per share	—
Expected volatility	66%
Risk-free interest rate	2.9%
Expected life	4 years
Share price	$6.20

Capital management

The Company’s objective in managing capital is to safeguard the Company’s ability to continue as a going concern, to maintain a flexible capital structure which optimizes cost of capital at acceptable risk, and to provide reasonable returns to shareholders. The Company manages its capital structure and makes adjustments to is, based on the funds available to the Company in order to support the acquisition, exploration and development of mineral properties. The Company defines capital as long-term debt and credit facility and total equity. In order to maintain or adjust capital structure, the

Company may issue new shares, enter into new debt agreement or sell assets to improve working capital. Capital is managed by the Company’s management and governed by the Board of Directors.

	2024	2023
	($)	($)
Long-term debt	45,817	16,923
Total equity	570,629	585,188
Balance – End of year	616,446	602,111

There were no changes in the Company’s approach to capital management during the year ended December 31, 2024, compared to prior year. The Company is not subject to material externally imposed capital requirements.